SSGA Active Trust

One Iron Street

Boston, MA 02210

November 4, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SSGA Active Trust (“Registrant”)
File Nos.: 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the three prospectuses (collectively, the “Prospectuses”) and Statement of Additional Information for the State Street Defensive Global Equity Portfolio (the “SSHAX SAI”) for the above-referenced Registrant do not differ from the Prospectuses and SSHAX SAI contained in Post-Effective Amendment No. 161 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2020 with a designated effective date of October 31, 2020 (Accession No. 0001193125-20-279860).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-3920.

Sincerely,

/s/ Andrew DeLorme
Andrew DeLorme
Secretary

cc:	W. John McGuire, Esq.